Employee benefits liabilities - Disclosure of changes in the benefit obligations and fair value of plan assets of benefit plan (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	€ (3,538)
Net defined benefit liability (asset), end of period	(3,913)	€ (3,538)
Plan Assets
Net defined benefit liability (asset), beginning of period	(3,538)
Net defined benefit liability (asset), end of period	(3,913)	(3,538)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(3,913)	(3,538)
Defined benefit asset	963	910
Projected benefit obligation
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(25,932)
Net defined benefit liability (asset), end of period	(26,203)	(25,932)
Plan Assets
Net defined benefit liability (asset), beginning of period	(25,932)
Net defined benefit liability (asset), end of period	(26,203)	(25,932)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(26,203)	(25,932)
Pension benefits
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(1,074)
Service cost	(143)	(140)
Net defined benefit liability (asset), end of period	(1,460)	(1,074)
Plan Assets
Net defined benefit liability (asset), beginning of period	(1,074)
Administrative Expenses	(63)	(87)
Net defined benefit liability (asset), end of period	(1,460)	(1,074)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(1,460)	(1,074)
Defined benefit liability	(2,396)	(1,958)
Defined benefit asset	936	884
Pension benefits | Net (liability) asset recognized in the balance sheet before minimum funding requirement (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(826)
Net defined benefit liability (asset), end of period	(1,248)	(826)
Plan Assets
Net defined benefit liability (asset), beginning of period	(826)
Net defined benefit liability (asset), end of period	(1,248)	(826)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(1,248)	(826)
Pension benefits | Minimum funding requirement liability (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(248)
Net defined benefit liability (asset), end of period	(212)	(248)
Plan Assets
Net defined benefit liability (asset), beginning of period	(248)
Net defined benefit liability (asset), end of period	(212)	(248)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(212)	(248)
Pension benefits | U.S. and Canada
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(950)
Net defined benefit liability (asset), end of period	(1,419)	(950)
Plan Assets
Net defined benefit liability (asset), beginning of period	(950)
Employer contributions	40
Net defined benefit liability (asset), end of period	(1,419)	(950)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(1,419)	(950)
Defined benefit liability	(1,951)	(1,444)
Defined benefit asset	532	494
Pension benefits | U.S. and Canada | Net (liability) asset recognized in the balance sheet before minimum funding requirement (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(702)
Net defined benefit liability (asset), end of period	(1,207)	(702)
Plan Assets
Net defined benefit liability (asset), beginning of period	(702)
Net defined benefit liability (asset), end of period	(1,207)	(702)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(1,207)	(702)
Pension benefits | U.S. and Canada | Minimum funding requirement liability (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(248)
Net defined benefit liability (asset), end of period	(212)	(248)
Plan Assets
Net defined benefit liability (asset), beginning of period	(248)
Net defined benefit liability (asset), end of period	(212)	(248)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(212)	(248)
Pension benefits | UK
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	344
Net defined benefit liability (asset), end of period	364	344
Plan Assets
Net defined benefit liability (asset), beginning of period	344
Net defined benefit liability (asset), end of period	364	344
Present value of projected benefit obligation
Net defined benefit liability (asset)	364	344
Defined benefit liability	(8)	(22)
Defined benefit asset	372	366
Pension benefits | UK | Net (liability) asset recognized in the balance sheet before minimum funding requirement (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	344
Net defined benefit liability (asset), end of period	364	344
Plan Assets
Net defined benefit liability (asset), beginning of period	344
Net defined benefit liability (asset), end of period	364	344
Present value of projected benefit obligation
Net defined benefit liability (asset)	364	344
Pension benefits | UK | Minimum funding requirement liability (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	0
Net defined benefit liability (asset), end of period	0	0
Plan Assets
Net defined benefit liability (asset), beginning of period	0
Net defined benefit liability (asset), end of period	0	0
Present value of projected benefit obligation
Net defined benefit liability (asset)	0	0
Pension benefits | France and Germany
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(401)
Net defined benefit liability (asset), end of period	(324)	(401)
Plan Assets
Net defined benefit liability (asset), beginning of period	(401)
Net defined benefit liability (asset), end of period	(324)	(401)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(324)	(401)
Defined benefit liability	(363)	(432)
Defined benefit asset	39	31
Pension benefits | France and Germany | Net (liability) asset recognized in the balance sheet before minimum funding requirement (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(401)
Net defined benefit liability (asset), end of period	(324)	(401)
Plan Assets
Net defined benefit liability (asset), beginning of period	(401)
Net defined benefit liability (asset), end of period	(324)	(401)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(324)	(401)
Pension benefits | France and Germany | Minimum funding requirement liability (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	0
Net defined benefit liability (asset), end of period	0	0
Plan Assets
Net defined benefit liability (asset), beginning of period	0
Net defined benefit liability (asset), end of period	0	0
Present value of projected benefit obligation
Net defined benefit liability (asset)	0	0
Pension benefits | Other
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(67)
Net defined benefit liability (asset), end of period	(81)	(67)
Plan Assets
Net defined benefit liability (asset), beginning of period	(67)
Net defined benefit liability (asset), end of period	(81)	(67)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(81)	(67)
Defined benefit liability	(74)	(60)
Defined benefit asset	(7)	(7)
Pension benefits | Other | Net (liability) asset recognized in the balance sheet before minimum funding requirement (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(67)
Net defined benefit liability (asset), end of period	(81)	(67)
Plan Assets
Net defined benefit liability (asset), beginning of period	(67)
Net defined benefit liability (asset), end of period	(81)	(67)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(81)	(67)
Pension benefits | Other | Minimum funding requirement liability (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	0
Net defined benefit liability (asset), end of period	0	0
Plan Assets
Net defined benefit liability (asset), beginning of period	0
Net defined benefit liability (asset), end of period	0	0
Present value of projected benefit obligation
Net defined benefit liability (asset)	0	0
Pension benefits | Projected benefit obligation
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(23,468)	(23,652)
Effect of changes in scope of consolidation and other	116	(1)
Service cost	(143)	(140)
Interest cost	(1,177)	(1,160)
Benefit payments for the year	1,792	1,776
Participant contributions	(1)	(1)
Actuarial gains and (losses)	126	(189)
Effect of changes in exchange rates	(976)	565
Past service cost	(19)	(398)
Effect of curtailments and settlements/Other	0	(268)
Net defined benefit liability (asset), end of period	(23,750)	(23,468)
Plan Assets
Net defined benefit liability (asset), beginning of period	(23,468)	(23,652)
Effect of changes in scope of consolidation and other	116	(1)
Participant contributions	(1)	(1)
Effect of changes in exchange rates	(976)	565
Benefit payments for the year	1,792	1,776
Net defined benefit liability (asset), end of period	(23,750)	(23,468)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(23,750)	(23,468)
Pension benefits | Projected benefit obligation | Demographic assumptions and experience
Projected benefit obligation
Actuarial gains and (losses)	14	(39)
Pension benefits | Projected benefit obligation | Financial assumptions
Projected benefit obligation
Actuarial gains and (losses)	112	(150)
Pension benefits | Projected benefit obligation | U.S. and Canada
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(18,964)	(19,201)
Effect of changes in scope of consolidation and other	114	(1)
Service cost	(98)	(99)
Interest cost	(973)	(980)
Benefit payments for the year	1,558	1,537
Participant contributions	(1)	(1)
Actuarial gains and (losses)	339	(165)
Effect of changes in exchange rates	(924)	610
Past service cost	(16)	(396)
Effect of curtailments and settlements/Other	0	(268)
Net defined benefit liability (asset), end of period	(18,965)	(18,964)
Plan Assets
Net defined benefit liability (asset), beginning of period	(18,964)	(19,201)
Effect of changes in scope of consolidation and other	114	(1)
Participant contributions	(1)	(1)
Effect of changes in exchange rates	(924)	610
Benefit payments for the year	1,558	1,537
Net defined benefit liability (asset), end of period	(18,965)	(18,964)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(18,965)	(18,964)
Pension benefits | Projected benefit obligation | U.S. and Canada | Demographic assumptions and experience
Projected benefit obligation
Actuarial gains and (losses)	(10)	10
Pension benefits | Projected benefit obligation | U.S. and Canada | Financial assumptions
Projected benefit obligation
Actuarial gains and (losses)	349	(175)
Pension benefits | Projected benefit obligation | UK
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(1,456)	(1,545)
Effect of changes in scope of consolidation and other	1	1
Service cost	0	0
Interest cost	(77)	(69)
Benefit payments for the year	88	83
Participant contributions	0	0
Actuarial gains and (losses)	(10)	108
Effect of changes in exchange rates	(70)	(32)
Past service cost	(2)	(2)
Effect of curtailments and settlements/Other	0	0
Net defined benefit liability (asset), end of period	(1,526)	(1,456)
Plan Assets
Net defined benefit liability (asset), beginning of period	(1,456)	(1,545)
Effect of changes in scope of consolidation and other	1	1
Participant contributions	0	0
Effect of changes in exchange rates	(70)	(32)
Benefit payments for the year	88	83
Net defined benefit liability (asset), end of period	(1,526)	(1,456)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(1,526)	(1,456)
Pension benefits | Projected benefit obligation | UK | Demographic assumptions and experience
Projected benefit obligation
Actuarial gains and (losses)	(4)	(19)
Pension benefits | Projected benefit obligation | UK | Financial assumptions
Projected benefit obligation
Actuarial gains and (losses)	(6)	127
Pension benefits | Projected benefit obligation | France and Germany
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(2,809)	(2,671)
Effect of changes in scope of consolidation and other	0	(1)
Service cost	(36)	(32)
Interest cost	(110)	(94)
Benefit payments for the year	127	117
Participant contributions	0	0
Actuarial gains and (losses)	(176)	(128)
Effect of changes in exchange rates	0	0
Past service cost	0	0
Effect of curtailments and settlements/Other	0	0
Net defined benefit liability (asset), end of period	(3,004)	(2,809)
Plan Assets
Net defined benefit liability (asset), beginning of period	(2,809)	(2,671)
Effect of changes in scope of consolidation and other	0	(1)
Participant contributions	0	0
Effect of changes in exchange rates	0	0
Benefit payments for the year	127	117
Net defined benefit liability (asset), end of period	(3,004)	(2,809)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(3,004)	(2,809)
Pension benefits | Projected benefit obligation | France and Germany | Demographic assumptions and experience
Projected benefit obligation
Actuarial gains and (losses)	26	(17)
Pension benefits | Projected benefit obligation | France and Germany | Financial assumptions
Projected benefit obligation
Actuarial gains and (losses)	(202)	(111)
Pension benefits | Projected benefit obligation | Other
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(239)	(235)
Effect of changes in scope of consolidation and other	1	0
Service cost	(9)	(9)
Interest cost	(17)	(17)
Benefit payments for the year	19	39
Participant contributions	0	0
Actuarial gains and (losses)	(27)	(4)
Effect of changes in exchange rates	18	(13)
Past service cost	(1)	0
Effect of curtailments and settlements/Other	0	0
Net defined benefit liability (asset), end of period	(255)	(239)
Plan Assets
Net defined benefit liability (asset), beginning of period	(239)	(235)
Effect of changes in scope of consolidation and other	1	0
Participant contributions	0	0
Effect of changes in exchange rates	18	(13)
Benefit payments for the year	19	39
Net defined benefit liability (asset), end of period	(255)	(239)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(255)	(239)
Pension benefits | Projected benefit obligation | Other | Demographic assumptions and experience
Projected benefit obligation
Actuarial gains and (losses)	2	(13)
Pension benefits | Projected benefit obligation | Other | Financial assumptions
Projected benefit obligation
Actuarial gains and (losses)	(29)	9
Pension benefits | Plan Assets
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	22,642	22,676
Effect of changes in scope of consolidation and other	(122)	0
Interest cost	1,130	1,108
Benefit payments for the year	(1,767)	(1,738)
Participant contributions	1	1
Actuarial gains and (losses)	(269)	174
Effect of changes in exchange rates	907	(512)
Net defined benefit liability (asset), end of period	22,502	22,642
Plan Assets
Net defined benefit liability (asset), beginning of period	22,642	22,676
Effect of changes in scope of consolidation and other	(122)	0
Expected return on assets	1,130	1,108
Participant contributions	1	1
Administrative Expenses	(63)	(87)
Effect of changes in exchange rates	907	(512)
Employer contributions	43	1,020
Benefit payments for the year	(1,767)	(1,738)
Net defined benefit liability (asset), end of period	22,502	22,642
Present value of projected benefit obligation
Net defined benefit liability (asset)	22,502	22,642
Pension benefits | Plan Assets | U.S. and Canada
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	18,262	17,959
Effect of changes in scope of consolidation and other	(121)	0
Benefit payments for the year	(1,547)	(1,533)
Participant contributions	1	1
Actuarial gains and (losses)	(558)	560
Effect of changes in exchange rates	820	(554)
Net defined benefit liability (asset), end of period	17,758	18,262
Plan Assets
Net defined benefit liability (asset), beginning of period	18,262	17,959
Effect of changes in scope of consolidation and other	(121)	0
Expected return on assets	932	920
Participant contributions	1	1
Administrative Expenses	(58)	(84)
Effect of changes in exchange rates	820	(554)
Employer contributions	27	993
Benefit payments for the year	(1,547)	(1,533)
Net defined benefit liability (asset), end of period	17,758	18,262
Present value of projected benefit obligation
Net defined benefit liability (asset)	17,758	18,262
Pension benefits | Plan Assets | UK
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	1,800	1,989
Effect of changes in scope of consolidation and other	0	0
Benefit payments for the year	(88)	(83)
Participant contributions	0	0
Actuarial gains and (losses)	(13)	(255)
Effect of changes in exchange rates	87	41
Net defined benefit liability (asset), end of period	1,890	1,800
Plan Assets
Net defined benefit liability (asset), beginning of period	1,800	1,989
Effect of changes in scope of consolidation and other	0	0
Expected return on assets	96	90
Participant contributions	0	0
Administrative Expenses	(4)	(3)
Effect of changes in exchange rates	87	41
Employer contributions	12	21
Benefit payments for the year	(88)	(83)
Net defined benefit liability (asset), end of period	1,890	1,800
Present value of projected benefit obligation
Net defined benefit liability (asset)	1,890	1,800
Pension benefits | Plan Assets | France and Germany
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	2,408	2,547
Effect of changes in scope of consolidation and other	0	0
Benefit payments for the year	(121)	(111)
Participant contributions	0	0
Actuarial gains and (losses)	293	(124)
Effect of changes in exchange rates	0	0
Net defined benefit liability (asset), end of period	2,680	2,408
Plan Assets
Net defined benefit liability (asset), beginning of period	2,408	2,547
Effect of changes in scope of consolidation and other	0	0
Expected return on assets	95	90
Participant contributions	0	0
Administrative Expenses	0	0
Effect of changes in exchange rates	0	0
Employer contributions	5	6
Benefit payments for the year	(121)	(111)
Net defined benefit liability (asset), end of period	2,680	2,408
Present value of projected benefit obligation
Net defined benefit liability (asset)	2,680	2,408
Pension benefits | Plan Assets | Other
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	172	181
Effect of changes in scope of consolidation and other	(1)	0
Benefit payments for the year	(11)	(11)
Participant contributions	0	0
Actuarial gains and (losses)	9	(7)
Effect of changes in exchange rates	0	1
Net defined benefit liability (asset), end of period	174	172
Plan Assets
Net defined benefit liability (asset), beginning of period	172	181
Effect of changes in scope of consolidation and other	(1)	0
Expected return on assets	7	8
Participant contributions	0	0
Administrative Expenses	(1)	0
Effect of changes in exchange rates	0	1
Employer contributions	(1)	0
Benefit payments for the year	(11)	(11)
Net defined benefit liability (asset), end of period	174	172
Present value of projected benefit obligation
Net defined benefit liability (asset)	€ 174	€ 172